Revolving Credit Agreement	12 Months Ended
Dec. 31, 2025
Revolving Credit Agreement [Abstract]
REVOLVING CREDIT AGREEMENT

NOTE 15 – REVOLVING CREDIT AGREEMENT

Revolving Credit Agreement

On September 6, 2024, Webull Financial LLC, our U.S. broker dealer subsidiary (“Webull Financial”), as borrower, and Webull Corporation, as guarantor, entered into a revolving credit agreement with a national bank (the “Revolving Loan”). The Revolving Loan provides for loans up to an aggregate principal amount of $75,000,000. As of December 31, 2024, there was no outstanding principal.

On February 21, 2025, Webull Financial terminated the Revolving Loan. Simultaneously with the revolving credit agreement termination, Webull Financial entered into a syndicated credit agreement (the “Syndicated Loan”) that provides for loans up to an aggregate principal amount of $150,000,000. Any outstanding principal under the Syndicated Loan is prepayable in whole or in part and matures on February 20, 2026.

The Syndicated Loan requires monthly interest payments made in arrears. The interest payments are calculated using a daily rate that is based on the greater of (i) the secured overnight financing rate as administered by the Federal Reserve Bank of New York for such day plus 0.11448%, (ii) the Federal Funds Rate for such day, and (iii) 0.25% plus 2.5% per annum, which was 6.93% as of February 21, 2025. We also are required to pay a quarterly commitment fee at a rate of 0.50% per annum on the average daily unused portion of available credit.

As of December 31, 2025, there was no outstanding principal balance. During the year ended December 31, 2025, $806,266 of commitment fees were incurred and recorded as interest expense. The interest rate in effect as of December 31, 2025 was 6.48%.

The Syndicated Loan contains financial covenants. Webull Financial shall at all times maintain (i) a tangible net worth of not less than $135,000,000, (ii) excess net capital of not less than $75,000,000, and (iii) a ratio of total assets to total regulatory capital of not more than 8.0 to 1.0. As of December 31, 2025, Webull Financial was in compliance with the Syndicated Loan’s financial covenants.